UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22749

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

(Exact name of registrant as specified in charter)

One Crescent Drive, Suite 203

Philadelphia, PA 19112

(Address of principal executive offices) (Zip code)

215-231-7050

(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:     February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments.

THE RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

November 30, 2014 (UNAUDITED)

Principal ($)		Value
	BONDS & NOTES (18.18%)
	ASSET BACKED SECURITIES (3.77%)
103,231	ANTHR 2006-1X A, 0.348% 02/15/2042(a)(b)	$120,662
936,097	Guggenheim Structured Real Estate Funding 2006-4, Ltd., 1.905% 02/25/2047(a)(b)(c)	727,815

		848,477
	COMMERCIAL MORTGAGE BACKED SECURITIES (14.41%)
200,000	Banc of America Commercial Mortgage Trust 2006-4, 5.734% 08/10/2016(b)(d)	194,866
500,000	Banc of America Commercial Mortgage Trust 2007-3, 5.785% 06/10/2017(b)	519,940
1,250,000	Commercial Mortgage Trust 2005-GG5, 5.238% 10/10/2015(b)(d)	1,260,835
300,000	LB-UBS Commercial Mortgage Trust 2007-C1, 5.514% 02/15/2040	304,952
500,000	Morgan Stanley Capital I Trust 2006-HQ8, 5.673% 03/12/2044(b)	504,110
200,000	Morgan Stanley Capital I Trust 2007-HQ11, 5.538% 02/12/2044(b)(d)	200,822
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.660% 04/15/2017(b)	260,501

		3,246,026

	TOTAL BONDS & NOTES
	(Cost $4,074,301)	4,094,503

Shares		Value
	COMMON STOCKS (3.68%)

	HOME BUILDERS (1.06%)
5,030	Lennar Corp., Class A(d)	237,617

	LODGING (0.96%)
2,751	Starwood Hotels & Resorts Worldwide, Inc.(d)	217,329

	REAL ESTATE (1.66%)
8,442	Mitsubishi Estate Co., Ltd.(d)	189,974
25,750	Tokyu Fudosan Holdings Corp.(d)	183,936

		373,910

	TOTAL COMMON STOCKS
	(Cost $818,795)	828,856

	PREFERRED STOCKS (7.44%)

	REAL ESTATE INVESTMENT TRUSTS (7.44%)
2,832	American Realty Capital Properties, Inc., 6.700%(d)	63,607
4,377	Campus Crest Communities, Inc., 8.000%(d)	112,204
3,855	CoreSite Realty Corp., 7.250%(d)	99,228
3,000	Digital Realty Trust, Inc., 7.375%(d)	80,160
1,930	Digital Realty Trust, Inc., 6.625%(d)	49,543
3,114	EPR Properties, Inc., 6.625%(d)	79,407
6,173	Glimcher Realty Trust, 6.875%(d)	155,621
6,879	NorthStar Realty Finance Corp., 8.500%(d)	173,076
10,077	NorthStar Realty Finance Corp., 8.875%(d)	258,072
9,395	Pennsylvania Real Estate Investment Trust, 7.375%(d)	240,794
7,872	PS Business Parks, Inc., 6.450%(d)	204,672
3,175	Retail Properties of America, Inc., 7.000%(d)	81,693
2,931	Sun Communities, Inc., 7.125%(d)	75,414

		1,673,491

	TOTAL PREFERRED STOCKS
	(Cost $1,599,847)	1,673,491

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - COMMON STOCKS (86.69%)
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS (18.25%)(a)(e)
2,981	American Realty Capital Healthcare Trust II	$70,888
4,839	Cole Credit Property Trust IV, Inc.	44,903
67,502	Cole Real Estate Income Strategy	1,167,790
37,823	Corporate Property Associates Global, Inc.	353,642
30,266	Dividend Capital Diversified Property Fund	163,131
5,641	Griffin American Health II	64,873
243,894	Inland American Real Estate Trust, Inc.	1,519,461
34,479	NorthStar Healthcare Income, Inc.	328,586
27,027	NorthStar Real Estate Income II	257,297
14,984	Phillips Edison ARC Shopping Center REIT, Inc.	139,352

		4,109,923
	PRIVATE REAL ESTATE INVESTMENT TRUSTS (23.63%)(a)(e)
480,678	Charter Hall Group	409,008
698	Clarion Lion Industrials Trust	844,143
1,648	Clarion Lion Properties Trust	1,873,956
67,940	Cottonwood Residential, Inc.	874,394
46,667	Great Ajax Corp.(a)(c)(d)(f)	700,005
40,000	Reverse Mortgage Investment Trust, Inc.(c)(d)(f)	620,000

		5,321,506
	TRADED REAL ESTATE INVESTMENT TRUSTS (44.81%)
6,480	American Campus Communities, Inc.(d)	259,200
49,625	American Realty Capital Properties, Inc.(d)	466,475
61,199	Annaly Capital Management, Inc.(d)	705,012
3,298	AvalonBay Communities, Inc.(d)	530,285
30,223	Blackstone Mortgage Trust, Inc., Class A(d)	863,169
13,921	CBL & Associates Properties, Inc.(d)	270,763
32,237	Charter Hall Group(d)	125,631
33,903	Cousins Properties, Inc.(d)	414,973
4,923	Derwent London PLC(d)	233,693
6,706	Deutsche Annington Immobilien SE(d)	215,929
4,032	Digital Realty Trust, Inc.(d)	283,329
4,028	EPR Properties, Inc.(d)	225,528
5,788	Equity LifeStyle Properties, Inc.(d)	287,143
3,115	Essex Property Trust, Inc.(d)	630,507
3,798	Extra Space Storage, Inc.(d)	225,107
107,500	Folkestone Education Trust(d)	178,827
3,660	HCP, Inc.(d)	163,968
21,056	Inland Real Estate Corp.(d)	227,194
9,328	Kilroy Realty Corp.(d)	640,647
11,521	Land Securities Group PLC(d)	213,792
9,494	Lexington Realty Trust(d)	104,434
9,975	Pebblebrook Hotel Trust(d)	430,621
6,787	Realty Income Corp.(d)	315,324
16,262	RLJ Lodging Trust(d)	535,508
1,751	SL Green Realty Corp.(d)	203,361
17,229	STAG Industrial, Inc.(d)	410,739
833	Unibail-Rodamco SE(d)	220,107
2,246	Vastned Retail NV(d)	105,512
3,696	Ventas, Inc.(d)	264,449
12,950	Workspace Group PLC(d)	139,169
2,957	WP Carey, Inc.(d)	201,490

		10,091,886

	TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON STOCKS
	(Cost $18,816,739)	19,523,315

Value
SHORT TERM INVESTMENTS (1.41%)
Dreyfus Treasury Cash Management, Institutional Class, 0.01%(d)(g)	$317,322

TOTAL SHORT TERM INVESTMENTS
(Cost $317,322)	317,322

TOTAL INVESTMENTS (117.40%)
(Cost $25,627,004)	$26,437,487

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.40%)	(3,918,050)

NET ASSETS (100.00%)	$22,519,437

(a)	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total Value of such securities is $10,279,906 or 45.65% of net assets.
(b)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2014.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2014, the aggregate market value of those securities was $2,047,820, representing 9.09% of net assets.
(d)	All or a portion of each of these securities may be segregated as collateral for line of credit.
(e)	Illiquid security. See below.
(f)	Non-Income Producing Security.
(g)	Money market fund; interest rate reflects seven-day effective yield on November 30, 2014.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
07/17/14-11/04/14	American Realty Capital Healthcare Trust II	$70,008	$70,888	0.31%
04/15/14	Charter Hall Group	449,711	409,008	1.82%
01/01/14-09/30/14	Clarion Lion Industrials Trust	800,000	844,143	3.75%
01/01/14-09/30/14	Clarion Lion Properties Trust	1,800,000	1,873,956	8.32%
05/22/13	Cole Credit Property Trust IV, Inc.	45,000	44,903	0.20%
04/17/14-08/29/14	Cole Real Estate Income Strategy	1,150,000	1,167,790	5.19%
11/05/13-05/30/14	Corporate Property Associates Global, Inc.	340,404	353,642	1.57%
02/24/14-07/21/14	Cottonwood Residential, Inc.	840,000	874,394	3.88%
04/05/13-11/12/14	Dividend Capital Diversified Property Fund	160,267	163,131	0.72%
07/01/14	Great Ajax Corp.	700,005	700,005	3.11%
05/09/14-07/16/14	Griffin American Health II	52,820	64,873	0.29%
03/22/13-11/25/14	Inland American Real Estate Trust, Inc.	1,499,238	1,519,461	6.75%
11/27/13-05/30/14	NorthStar Healthcare Income, Inc.	320,004	328,586	1.46%
03/11/14-05/30/14	NorthStar Real Estate Income II	250,000	257,297	1.14%
08/07/13-11/25/13	Phillips Edison ARC Shopping Center REIT, Inc.	140,002	139,352	0.62%
02/06/14-06/06/14	Reverse Mortgage Investment Trust, Inc.	616,500	620,000	2.75%
		$9,233,959	$9,431,429	41.88%

Additional Information on Investments in Private REITS(1):

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of November 30, 2014
$ 409,008	Charter Hall Group	Quarterly	90	$0
844,143	Clarion Lion Industrials Trust	Quarterly	90	$1,450,000
1,873,956	Clarion Lion Properties Trust	Quarterly	90	$0
874,394	Cottonwood Residential, Inc.	Annual	IPO(2)	$0
40,000	Reverse Mortgage Investment Trust, Inc.	N/A	2015(3)	$0

(1) The fair values of these investments have been estimated using the net asset value per share of the investments and adjusted as necessary for any changes in market conditions.

(2) Redemption eligible after the completion of the Initial Price Offering (IPO).

(3) Redemption eligible in 2015, still in the offering period.

REITS - Real Estate Investment Trusts.

See Notes to Quarterly Portfolio of Investments.

Resource Real Estate Diversified Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2014

1.ORGANIZATION

Resource Real Estate Diversified Income Fund (the “Trust” or the “Fund”) was organized as a Delaware statutory trust on August 1, 2012 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund’s primary investment objective is to produce current income, with a secondary objective to achieve a long-term capital appreciation with moderate volatility and low to moderate correlation to the broader equity markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of assets (defined as net assets plus the amount of any borrowing for investment purposes) in real estate and real estate related industry securities, primarily in income producing equity and debt securities. The Fund commenced operations on March 12, 2013.

The Fund currently offers Class A, Class C, Class I and Class W shares. Class A shares commenced operations on March 12, 2013, Class C and Class I shares commenced operations on August 1, 2014 and Class W shares commenced operations on November 24, 2014. Class I shares and Class W shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 6.50%. Class C shares are offered at net asset value plus a maximum sales charge of 1.50%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

Valuation of Private REITS – The Fund invests a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non-calendar quarter days, the Valuation Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT, as necessary, by the change in a relevant benchmark that the Valuation Committee has deemed to be representative of the entire Private REIT market.

Valuation of Public Non-Traded REITs – The Fund invests a significant portion of its assets in Public Non-Traded Real Estate Investment Trusts (“Public Non-Traded REITs”). The Public Non-Traded REITs do not timely report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded REITs by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, discounted cash flows and potentially illiquidity discounts.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$3,246,026	$848,477	$4,094,503
Common Stocks	828,856	-	-	828,856
Preferred Stock	1,673,491	-	-	1,673,491
Real Estate Investment Trusts	10,091,886	-	9,431,429	19,523,315
Short-Term Investment	317,322	-	-	317,322
Total	$12,911,555	$3,246,026	$10,279,906	$26,437,487

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Bonds & Notes	Real Estate Investment Trusts
Beginning Balance	$ –	$ 1,451,820
Accrued Discount/Premium	576	–
Total Realized Gain (Loss)	4,147	2,880
Change in Unrealized Appreciation (Depreciation)	23,560	195,204
Cost of Purchases	1,189,044	7,865,525
Proceeds from Sales	(368,850)	(84,000)
Net transfers in/out of level 3	–	–
Ending Balance	848,477	9,431,429
Net Change in Unrealized Appreciation (Depreciation	23,560	195,639

3.	TAX BASIS INFORMATION

As of November 30, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Resource Real Estate Diversified Income Fund	$25,602,693	$1,116,652	$(281,858)	$834,794

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

By:	/s/ Alan Feldman
Alan Feldman
President (Principal Executive Officer)

Date:	January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Feldman
Alan Feldman
President (Principal Executive Officer)

Date:	January 28, 2015

By:	/s/ Steven R. Saltzman
Steven R. Saltzman, Treasurer
Treasurer (Principal Financial Officer)

Date:	January 28, 2015